Organization and Nature of Operations	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1.	Organization and Nature of Operations

(a)	Principal activities
EHang Holdings Limited (the ‘‘Company’’) was incorporated in the Cayman Islands on December 23, 2014 under the Cayman Islands Companies Law as an exempted company with limited liability. On December 12, 2019, the Company completed its initial public offering (the “IPO”) and got listed on Nasdaq Global Market. The Company through its consolidated subsidiaries, variable interest entity (the ‘‘VIE’’) and the subsidiaries of the VIE (collectively, the ‘‘Group’’) are principally engaged in the research and development, manufacturing, sales and operations of unmanned aerial vehicles (“UAVs”). The Group established its manufacturing facility in Yunfu City in the PRC.

(b)	Principal subsidiaries and VIEs
As of December 31, 2024, the Company’s major subsidiaries, VIE and the subsidiaries of the VIE (“VIEs”, refer to VIE and its subsidiaries as a whole, where appropriate) are as follows:

Entities Subsidiaries:	Date of incorporation establishment	Place of incorporation establishment	Equity interest held		Principal activities
			Direct	Indirect
Ehfly Technology Limited (“Ehfly”)	December 5, 2014	Hong Kong	100%	—	Product sales, investment holding
EHang Intelligent Equipment (Guangzhou) Co., Ltd. (“EHang Intelligent” or the “WFOE”)	October 15, 2015	PRC	100%	—	Research and development, manufacturing and product sales
Yunfu EHang Intelligent Technology Limited (“EHang Yunfu”)	June 15, 2020	PRC	68.5%	—	Research and development, manufacturing and product sales

Variable Interest Entity
Guangzhou EHang Intelligent Technology Co., Ltd. (“EHang GZ” or the “VIE”)	August 8, 2014	PRC	—	100%	Research and development, manufacturing and product sales

VIE’s Subsidiaries
Guangdong EHang General Aviation Co., Ltd. (“EHang Aviation”)	March 11, 2021	PRC	—	100%	Operational flight services
Guangdong EHang Egret Media Technology Co., Ltd (“EHang Egret GD”)	July 6, 2016	PRC	—	100%	Operational aerial media solutions services

Summary of the VIE contractual arrangements (the “VIE Contractual Agreements”)
The Group conducts all of its business in China through its subsidiaries and the VIEs in the PRC. The Company’s subsidiary EHang Intelligent, or the WFOE, has entered into contractual arrangements with the VIE and its shareholder described below, which are referred to as the VIE Contractual Agreements. As of December 31, 2019, the equity interests of the VIE were legally held by Mr. Huazhi Hu and Mr. Derrick Yifang Xiong (the “Former Shareholders”). For the year ended December 31, 2020, the Former Shareholders transferred their equity interests to Mr. Shuai Feng and Mr. Weixian Xia, both are the Group’s employees (the “Nominee Shareholders”). The Nominee Shareholders then signed the Contractual Agreements with terms essentially the same as the ones signed before. Through the Contractual Agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the WFOE, which is a wholly owned entity by the Company, who further assigned the voting rights underlying their equity interests in the VIE to the Company. Therefore, the Company has the power to direct the activities of the VIE that most significantly impact their economic performance. The Company also has the right to receive economic benefits via the WFOE, and the obligation to absorb losses of the VIE, that potentially could be significant to the VIE. Through the VIE Contractual Agreements, the Company is considered the primary beneficiary of the VIEs for accounting purposes only and thus consolidates each of these entities under
ASC810-10,
Consolidation: Overall
.
The following is a summary of the Contractual Agreements among the Former Shareholders, the VIE and the WFOE, and then amended in 2020 to the Nominee Shareholders:
Loan Agreement
The WFOE has granted interest-free loans with an aggregate amount of RMB60,000 to the Nominee Shareholders of the VIE for the sole purpose of providing funds necessary for the capital injection of the VIE. The loans are repayable by such Nominee Shareholder through a transfer of their equity interests in the VIE to the WFOE, in proportion to the amount of the loans to be repaid.

Power of Attorney and Shareholders Voting Proxy
Pursuant to the Power of Attorney and Shareholders Voting Proxy entered into between the Nominee Shareholders, the VIE and the WFOE, the Nominee Shareholders authorized the WFOE to act on behalf of the Nominee Shareholders as exclusive agent and attorney with respect to all matters concerning the VIE’s equity interests, including but not limited to: (1) attend shareholders’ meetings of the VIE; (2) exercise all the shareholders’ rights, including voting rights; and (3) designate and appoint the senior management members of the VIE. The proxy is irrevocable and continuously valid from the date of execution. The WFOE is entitled to re-authorize
or assign its rights related to the equity interest to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consents. In 2019, the WFOE reassigned its rights under the Power of Attorney and Shareholders Voting Proxy to the Company, pursuant to the Commitment Letter below.
Exclusive Option Agreements
Pursuant to the Exclusive Option Agreements entered amongst the Nominee Shareholders, the VIE and WFOE, the Nominee Shareholders granted to WFOE or their designees an irrevocable and exclusive right to purchase all or part of the equity interests held by the Nominee Shareholders in the VIE at the WFOE’s sole discretion, to the extent permitted under the PRC laws, at an amount equal to the minimum consideration permitted under the applicable PRC law and administrative regulations. Any proceeds received by the Nominee Shareholders from the exercise of the options shall be remitted to the WFOE or its designated party, to the extent permitted under PRC laws. In addition, the VIE and the Nominee Shareholders have agreed that without prior written consent of the WFOE, they will not create any pledge or encumbrance on their equity interests in the VIE, or transfer or otherwise dispose of their equity interests in the VIE. The term of the agreement remains effective as long as each Nominee Shareholder remains a shareholder of the VIE. The WFOE may terminate the agreement at its sole discretion, whereas under no circumstances may the VIE or the Nominee Shareholders terminate the agreement.
Exclusive Consulting and Service Agreement
Pursuant to the Exclusive Consulting and Service Agreement between the WFOE and the VIE, the WFOE has the exclusive right to provide services to the VIE related to the VIE’s and the VIE’s subsidiaries’ business, including but not limited to the development, manufacturing and sales of intelligent aerial vehicles. In return, the VIE agrees to pay a service fee equal to 100% of the consolidated net profits of the VIE after the VIE turns cumulative profitable and after certain expenses. The WFOE has sole discretion in determining the service fee charged to the VIE under this agreement. Without the WFOE’s prior written consent, the VIE shall not, directly and indirectly, obtain the same or similar services as provided under this agreement from any third party. The WFOE will have the exclusive ownership of all intellectual property rights developed by performance of this agreement. The Exclusive Consulting and Service Agreement is valid for 10 years and renewable at the WFOE’s option. This agreement can be terminated by the WFOE with 30 days’ notice at any time but cannot be terminated by the VIE unless the WFOE is found to be in gross negligence.

Share Pledge Agreements
Pursuant to the Share Pledge Agreements entered amongst the WFOE and the Nominee Shareholders, the Nominee Shareholders pledged all of their equity interests in the VIE to the WFOE in favor of the WFOE to secure the VIE and their obligations under the various contractual agreements, including the Exclusive Consulting and Service Agreements and Exclusive Option Agreements described above. The WFOE shall have the right to collect dividends generated by the pledged equity interests during the term of the pledge. If the Nominee Shareholders breach their respective contractual obligations under the Share Pledge Agreements, the WFOE, as pledgee, will be entitled to rights, including the right to dispose of the pledged equity interests entirely or partially. The Nominee Shareholders of the VIE agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interests in the VIE, without the prior consent of the WFOE. The Share Pledge Agreements will remain effective until all the contractual obligations have been satisfied in full under all the agreements mentioned above. In March 2021, the Company has completed the registration of the share pledge with the relevant office of Administration for the Industry and Commerce in accordance with the PRC Property Rights Law.
Commitment Letter
Pursuant to the Commitment Letter, the WFOE irrevocably and unconditionally commits to execute its rights and obligations under the Power of Attorney and Shareholders Voting Proxy under the instruction of the Company. In addition, the Company is obligated and undertakes to provide unlimited financial support to the VIE, to the extent permissible under applicable PRC laws and regulations.
Based on the opinion of the Company’s PRC legal counsel, (i) the ownership structure of the WFOE and the VIEs are in compliance with applicable PRC laws and regulations, (ii) such Contractual Agreements constitute valid, legal and binding obligations enforceable against each party of such agreements in accordance with the terms of each agreement, and will not result in any violation of PRC laws or regulations currently in effect.
However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the WFOE or any of their current or future VIE are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIE.

The following financial statement balances and amounts of the Group’s VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	4,113	6,866	941
Accounts receivable, net	1,636	6,106	837
Inventories	834	834	114
Prepayments and other current assets	4,324	3,924	538
Amounts due from the Company and its subsidiaries	6,161	86,496	11,850
Property and equipment, net	6,806	3,436	471
Long-term investment	6,348	15,459	2,118
Right-of-use assets, net	250	—	—
Intangible assets, net	273	371	51

Total assets	30,745	123,492	16,920

LIABILITIES
Accounts payable	3,584	3,070	421
Contract liabilities	1,677	1,848	253
Current portion of long-term bank loans	1,538	2,000	274
Accrued expenses and current liabilities	23,421	31,919	4,373
Amounts due to the Company and its subsidiaries	76,215	82,179	11,258
Long-term bank loans	2,308	7,000	959
Unrecognized tax benefit	588	588	81
Lease liabilities	250	—	—

Total liabilities	109,581	128,604	17,619

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	10,147	32,808	123,960	16,982
- Third-party revenue	6	9,225	5,553	761
- Inter-company revenue	10,141	23,583	118,407	16,221
Net (loss) income	(38,091)	(5,234)	66,234	9,074
Net cash provided by operating activities	4,627	14,870	11,695	1,602
Net cash used in investing activities	(237)	(17,007)	(14,096)	(1,931)
Net cash (used in) provided by financing activities	(1,000)	(5,154)	5,154	706
Net increase (decrease) in cash and cash equivalents	3,390	(7,291)	2,753	377
Other than the amounts due to the Company and its subsidiaries (which are eliminated upon consolidation), all remaining liabilities of the VIE are without recourse to the primary beneficiary. The Company did not provide or intend to provide financial or other supports that are not previously contractually required to the VIEs during the years presented.
The revenue-producing assets that are held by the VIEs comprise mainly of permits, domain names, IP rights, operating licenses, intangible assets and fixed assets. The VIEs contributed an aggregate of 0.01%, 7.86% and 1.22% of the Group’s consolidated revenues for the years ended December 31, 2022, 2023 and 2024, respectively, after elimination of inter-company transactions. The VIEs contributed RMB47,683, RMB26,013 and RMB51,893 (US$7,109) of the Group’s consolidated net loss for the years ended December 31, 2022, 2023 and 2024, respectively, after elimination of inter-company transactions. There are no consolidated VIE’s assets that are pledged or collateralized for the VIE’s obligations which can only be used to settle the VIE’s obligations, except for the registered capital and the statutory reserves. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserves and its share capital, to the Company in the form of loans and advances or cash dividends (Note 21). Creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. There were no other pledges or collateralization of the VIE’s assets.

(c)	Liquidity and Going Concern
The Group has been incurring losses from operations since inception. For the years ended December 31, 2022, 2023 and 2024, the Group incurred net losses of RMB329,331, RMB302,341 and RMB230,032 (US$31,514), respectively. As of December 31, 2023 and 2024, accumulated deficits amounted to RMB1,754,542 and RMB1,984,851 (US$271,923), respectively. Net cash used in operating activities was RMB173,458, RMB88,410 and net cash generated from operating activities was RMB157,959 (US$21,639) for the years ended December 31, 2022, 2023 and 2024, respectively.
As of December 31, 2024, the Group’s balance of cash and cash equivalents, short-term investments, restricted short-term deposits were RMB610,877 (US$83,690), RMB513,683 (US$70,374), RMB30,295 (US$4,150), respectively.
The Group’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrow funds to fund its general operations, research and development activities and capital expenditures. The Group’s ability to continue as a going concern is dependent on management’s ability to execute its business plan successfully, which includes increasing market acceptance of the Group’s products to boost its sales volume to achieve economies of scale while applying more effective marketing strategies and cost control measures to better manage operating cash flow position and obtaining funds from outside sources of financing to generate positive financing cash flows.
Management has concluded that its existing balance of cash and cash equivalents, short-term investments and restricted short-term deposits as of December 31, 2024 provide the Group with sufficient liquidity to meet its working capital requirements and contractual (including debt) obligations for the next twelve months following the issuance of the consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.